Defined benefit scheme (Schedule of Defined Benefit Assets in Current Period) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)
Disclosure of defined benefit plans [line items]
Opening defined benefit assets	₪ 4,105
Closing defined benefit assets	4,826		₪ 4,105
US Dollars [Member]
Disclosure of defined benefit plans [line items]
Closing defined benefit assets | $		$ 1,552
Plan assets [Member]
Disclosure of defined benefit plans [line items]
Opening defined benefit assets	4,105		4,041
Expected return on the plan assets	72		72
Changes in financial assumptions	446		(157)
Employer contribution	321		380
Benefits paid	(115)		(227)
Interest losses on severance payment allocated to remuneration benefits	(3)		(4)
Closing defined benefit assets	₪ 4,826		₪ 4,105
Plan assets [Member] | US Dollars [Member]
Disclosure of defined benefit plans [line items]
Opening defined benefit assets | $		1,320
Expected return on the plan assets | $		23
Changes in financial assumptions | $		144
Employer contribution | $		103
Benefits paid | $		(37)
Interest losses on severance payment allocated to remuneration benefits | $		(1)
Closing defined benefit assets | $		$ 1,552